Recast Segment Information - Recast Segment Operating Results (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenue	$ 278.2	$ 337.8	$ 185.1	$ 252.9	$ 1,054.0	$ 1,329.7
Selling, general and administrative expense	29.5	38.8	22.4	24.1	114.8	122.0
Impairment of intangible assets	0.0	0.0	0.0	17.5	17.5	0.0
Transaction expense, net	0.0	0.5	0.2	0.3	1.0	5.3
Total operating expense	255.5	288.3	185.5	264.5	993.8	1,114.0
Operating (loss) income	22.7	49.5	(0.4)	(11.6)	60.2	215.7
Live and Historical Racing
Segment Reporting Information [Line Items]
Net revenue	54.4	63.8	23.3	28.1	169.6	276.7
Operating expenses	57.1	55.7	33.1	33.1	179.0	178.8
TwinSpires
Segment Reporting Information [Line Items]
Net revenue	97.0	127.1	121.3	69.1	414.5	295.6
Operating expenses	66.3	84.0	74.7	50.8	275.8	207.9
Gaming
Segment Reporting Information [Line Items]
Net revenue	118.6	133.5	37.3	145.9	435.3	687.3
Operating expenses	92.1	96.2	45.5	124.1	357.9	526.0
All Other
Segment Reporting Information [Line Items]
Net revenue	8.2	13.4	3.2	9.8	34.6	70.1
Operating expenses	$ 10.5	$ 13.1	$ 9.6	$ 14.6	$ 47.8	$ 74.0